Concentrations, Risks and Uncertainties (Tables)	12 Months Ended
Oct. 31, 2025
Concentrations, Risks and Uncertainties [Abstract]
Schedule of Concentration of Sales Revenues and Sales Costs

Disclosure of details regarding the Company’s top five customers in respect of the concentration of sales revenues generated from third-party customers:

	Years Ended
	October 31, 2025		October 31, 2024		October 31, 2023
Customer A	-	-%	412,146	29.44%	-	-%
Customer B	-	-%	333,450	23.82%	-	-%
Customer E	-	-%	245,577	17.54%	-	-%
Customer F	-	-%	192,890	13.78%	-	-%
Customer G	972,280	33.73%	120,362	8.60%	-	-%
Customer C	377,417	13.09%	-	-%	-	-%
Customer D	367,744	12.76%	-	-%	-	-%
Customer H	301,093	10.44%	-	-%	-	-%
Customer I	252,573	8.76%	-	-%	-	-%
Total	2,271,107	78.78%	1,304,425	93.18%	-	-%
	Years Ended
	October 31, 2025		October 31, 2024		October 31, 2023
Supplier A	619,696	21.65%	724,785	54.58%	-	-%
Supplier B	367,950	12.85%	403,820	30.41%	-	-%
Supplier C	641,949	22.42%	199,173	15.00%	-	-%
Supplier D	266,778	9.32%	-	-%	-	-%
Supplier E	256,240	8.95%	-	-%	-	-%
Total	2,152,613	75.19%	1,327,778	99.99%	-	-%